Acquisitions	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Business Combinations [Abstract]
Acquisitions

Note 4—Acquisitions

The Company accounts for acquisitions using the acquisition method of accounting. The results of operations of the acquisitions are included in the consolidated results from their respective dates of acquisition. The purchase price of each acquisition is allocated to the tangible assets, liabilities, and identifiable intangible assets acquired based on their estimated fair values.

Chicago Paper Tube and Can Co.

On January 26, 2015, the Company completed the acquisition of Chicago Paper Tube & Can Co. (“CPT”). The acquisition of CPT provides the Company with high-end, round rigid packaging capability in North America. Consideration in the transaction consisted of cash totaling $8,189, net of cash acquired, and was funded from existing cash balances. CPT’s operations, which are included in the North America operating segment, are not material to the Company’s consolidated financial statements.

BluePrint Media Limited

On July 1, 2015, the Company completed the acquisition of BP Media, Ltd. (“BluePrint”). The acquisition of BluePrint provides the Company with pre-press and digital services in the European market, facilitating the processes surrounding translation and interchangeability of print content for foreign locations. In addition, BluePrint provides the Company with an established sales presence in the media markets in Europe, which will enable the Company to serve the European needs of global media releases. BluePrint had annual revenue of approximately $23,000 in its most recently completed year prior to the acquisition. Consideration in the transaction consisted of cash totaling £1,587 (approximately $2,496 at the transaction date exchange rate), net of cash acquired. The purchase price was funded from existing cash balances. Subject to the provisions in the agreement, additional consideration of £1,000 (approximately $1,440 at current exchange rates) is payable on June 30, 2018. Further consideration of 25% of the acquired businesses EBITDA, as defined in the share purchase agreement, for the three fiscal years ending June 30, 2018 is also payable to the sellers, subject to the achievement of a minimum EBITDA. The Company has preliminarily estimated £1,500 (approximately $2,160 at current exchange rates) as the fair value of such contingent consideration which is subject to further refinement upon finalization of the purchase price allocation. BluePrint’s operations, which are included in the Europe operating segment, are not material to the Company’s consolidated financial statements.

Presentation Products Group

On February 28, 2015, the Company acquired 100% of the outstanding Class A Common Units of Presentation Products Group (“Presentation Products”) for an aggregate purchase price of approximately $15,615 in cash. The Company acquired Presentation Products to expand its manufacturing operations and sourcing expertise in rigid packaging. Presentation’s operations, which are included in the Europe operating segment, are not material to the Company’s consolidated financial statements.

AGI Shorewood

On November 21, 2014, the Company acquired the Non-European Folding Carton and Lithographic Printing Business of AGI Global Holdings Coöperatief U.A. and the US Folding Carton and Lithographic Printing Business of Atlas AGI Holdings LLC (collectively, “ASG”) for an aggregate purchase price of approximately $133,794 in cash. The purchase price was funded with borrowings under the Company’s Credit Agreement (see note 10). The Company acquired ASG to further expand the Company’s global network and customer base. The following table summarizes the components of the purchase price for ASG.

Assets
Cash and cash equivalents	$19,401
Accounts receivable	76,435
Inventories	32,851
Prepaid expenses and other current assets	6,142
Deferred income taxes	15,322
Property, plant and equipment	49,470
Other long-term assets	3,610
Less: Liabilities
Current liabilities	(62,869)
Other long-term liabilities	(6,568)

Purchase price	$133,794

Armstrong Packaging Limited

On July 8, 2014, the Company acquired 100% of Armstrong Packaging Limited (“Armstrong”) for an aggregate purchase price of approximately $12,747 in cash. The Company acquired Armstrong to expand the Company’s global platform for luxury packaging, gift sets, travel retail, and commemorative editions. Armstrong’s product development and rigid box manufacturing complements the Company’s existing manufacturing, creative design, project management, and global sourcing capabilities. Armstrong’s operations, which are included in the Europe operating segment, are not material to the Company’s consolidated financial statements.

CD Cartondruck AG

The Company has contingent consideration relating to the June 9, 2011 purchase of CD Cartondruck AG (“Cartondruck”), of $2,317 payable on June 9, 2016. The value of the contingent consideration is being recorded as future compensation expense on a straight-line basis over the period of a required employment agreement. The contingent consideration is subject to satisfaction of certain employment contingencies. The Company has a restricted cash balance in the amount of $2,080 as of March 31, 2016, which is recorded in prepaid expenses and other current assets on the accompanying condensed consolidated balance sheets. The Company has a restricted cash balance at June 30, 2015 in the amount of $1,985, which is recorded in other assets on the accompanying condensed consolidated balance sheets.

Additionally, with the purchase of Cartondruck, there could also be an additional payment (the “Earnout”), which is based on the future performance of the acquired company. The Earnout will be recorded as future compensation ratably over the period it becomes probable of achievement. The Earnout ranges from $0 to $3,475 based on cumulative earnings before interest, taxes, depreciation and amortization (“EBITDA” as defined in the Share Purchase Agreement) achieved over a five-year period. As of March 31, 2016 and June 30, 2015, the Company concluded the Earnout was not probable of achievement and, therefore, no amount has been recognized to date.

Note 3—Acquisitions

MDP Transaction

On August 15, 2013, the Predecessor and its primary shareholder, IPC/Packaging LLC (solely in its capacity as shareholder representative), entered into the Transaction under which the Predecessor was purchased by Mustang, an entity controlled by funds advised by MDP. Following completion of the Transaction, Mustang owned 100% of the outstanding equity of the Predecessor.

MDP acquired 100% of the stock of the Predecessor for an aggregate purchase price of approximately $646,749. The purchase price was allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The fair value estimates for the assets and liabilities assumed were based on estimates and analysis using widely recognized valuation models. The purchase price allocation included acquired intangible assets related to customer relationships and photo library. The excess of the purchase price over the fair value of net assets acquired was allocated to goodwill which is not deductible for income tax purposes.

The allocation of the purchase price to the fair value of assets acquired and liabilities assumed is as follows:

Assets
Cash and cash equivalents	$16,646
Accounts receivable	70,985
Inventories	51,668
Prepaid expenses and other current assets	5,878
Deferred income taxes	3,438
Property, plant and equipment	147,845
Other assets	4,588
Intangible assets	229,052
Goodwill	269,084

Less: Liabilities
Current liabilities	(70,122)
Deferred income taxes	(73,678)
Other long-term liabilities	(8,635)

Purchase price	$646,749

The consolidated statement of cash flows excludes certain non-cash activity of the Company on August 15, 2013 resulting from the Transaction. The following table reconciles the Predecessor’s ending cash at August 14, 2013 to the Successor’s beginning cash at August 15, 2013:

Cash at August 14, 2013 (Predecessor):	$22,653
Issuance of common stock	160,750
Issuance of long-term debt, net	465,561
Settlement of Predecessor debt	(369,047)
Settlement of Predecessor equity and option holders	(244,240)
Settlement of transaction and other fees	(19,031)

Cash at August 15, 2013 (Successor)	$16,646

Chesapeake/Multi Packaging Solutions Merger

On February 14, 2014, MDP and the Carlyle Group (“Carlyle”) entered into a Combination Agreement, whereby MDP contributed 100% of the outstanding equity of Mustang to a subsidiary of Chesapeake Finance 2, Ltd. (“CF2”), in exchange for a 50% equity interest in CF2. The other 50% equity interest in CF2 is held by funds advised by Carlyle. CF2 emerged from the Merger as the new Parent entity, incorporated under the laws of England and Wales. Subsequent to the Merger, the name of CF2 was changed to Multi Packaging Solutions Global Holdings Limited.

In accordance with the terms of the Merger Agreement, Chesapeake issued shares of Chesapeake stock for all of the outstanding shares of MPS. Additionally, MPS paid Chesapeake an equalization payment of approximately $101,917. Chesapeake, an international manufacturer of consumer packaging, is a leading supplier of printed folding cartons, ridged cartons, tubes, booklets, leaflets and labels, as well as other specialist packaging to the pharmaceutical, healthcare, confectionery, spirits, agrichemical and food markets with annual sales of approximately $841,323. This Merger creates an extensive global network strategically positioned to service the healthcare, consumer, personal care, confectionery, premium drinks, and multi-media markets with manufacturing locations in the United States, Europe, and Asia. The merger was accounted for as a reverse acquisition in accordance with ASC 805, whereby MPS was the accounting acquirer. The equity of the Successor was adjusted to reflect the exchange of shares pursuant to the Merger Agreement.

The Company recorded Chesapeakes’s assets and liabilities based on their estimated fair values at the date of the Merger. The assets included intangible assets related to customer relationships and technology. The fair value estimates for the assets and liabilities assumed were based on estimates and analysis using widely recognized valuation models. The goodwill comprised of expected synergies from combining Chesapeake’s operations with that of the Company, reduction in future combined research and development expenses and overall overhead costs. The goodwill is not deductible for tax purposes.

The operations of the acquired Chesapeake business are included in the Company’s consolidated statements of operations and comprehensive income (loss) since February 14, 2014. For the period from August 15, 2013 through June 30, 2014, $306,928 is included in the consolidated net sales and $(11,345) in the consolidated net income (loss).

The allocation of the purchase price to the fair value of the assets and liabilities assumed is as follows:

Assets
Cash and cash equivalents	$35,175
Accounts receivable	107,246
Inventories	90,001
Prepaid expenses and other current assets	16,532
Deferred income taxes	10,730
Property, plant and equipment	290,528
Other assets	1,847
Intangible assets	261,748
Goodwill	201,632

Less: Liabilities
Current liabilities	(168,259)
Debt	(487,781)
Deferred income taxes	(57,125)
Other long-term liabilities	(28,015)

Purchase price	$274,259

JLI Acquisition, Inc.

On April 4, 2014, the Company acquired 100% of the stock of JLI Acquisition, Inc. (“Jet”) for a purchase price of $36,294, comprised of cash consideration of $36,140 and contingent consideration of $154. The contingent consideration is based upon future performance of the acquired business, with a maximum potential payment of $500. The Company acquired Jet to create a comprehensive end-to-end solution for the credit, debit, gift, loyalty and insurance card markets.

The purchase price was allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The purchase price allocation included acquired intangible assets related to customer relationships, patented technology and licensing agreement. The fair value estimates for the assets and liabilities acquired were based on estimates and analysis using widely recognized valuation models. Adjustments may be made to the estimated fair values during the measurement period as the Company’s obtains additional information. Goodwill is comprised of expected synergies from combining Jet’s operations with that of the Company. The goodwill is not deductible for income tax purposes.

The operations of Jet are included in the Company’s consolidated statements of operations and comprehensive income (loss) since April 4, 2014. For the period from August 15, 2013 through June 30, 2014, $10,680 is included in the consolidated net sales and $155 is included in consolidated net income (loss).

The allocation of the purchase price to the fair value of the assets and liabilities assumed is as follows:

Assets
Cash and cash equivalents	$334
Accounts receivable	6,971
Inventories	6,486
Prepaid expenses and other current assets	317
Deferred income taxes	402
Property, plant and equipment	10,055
Intangible assets	12,630
Goodwill	11,609

Less: Liabilities
Current liabilities	(6,682)
Deferred income taxes	(5,822)
Other long-term liabilities	(6)

Purchase price	$36,294

Integrated Printing Solutions, LLC

On April 4, 2014, the Company acquired 70% of the outstanding Class A Common Units of Integrated Printing Solutions, LLC (“IPS”) for an aggregate purchase price of approximately $14,708 in cash. The Company acquired IPS to create a comprehensive end-to-end solution for the credit, debit, gift, loyalty and insurance card markets.

The purchase price was allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition, including a 30% non-controlling interest. The fair value estimates for the assets acquired, liabilities assumed, and the non-controlling interest for the acquisition were based on estimates and analysis using widely recognized valuation models. Adjustments may be made to the estimated fair values during the measurement period as the Company’s obtains additional information.

The purchase price allocation included acquired intangible assets related to developed technology and customer relationships. Goodwill is comprised of expected synergies from combining IPS’s operations with that of the Company, reduction in future combined research and development expenses and overall overhead costs. The goodwill is not deductible for income tax purposes.

The operations of IPS are included in the Company’s consolidated statements of operations and comprehensive income (loss) since April 4, 2014. For the period from August 15, 2013 through June 30, 2014, $9,260 is included in consolidated net sales and $(200) is included in consolidated net income (loss).

The allocation of the purchase price to the fair value of the assets and liabilities assumed is as follows:

Assets
Cash and cash equivalents	$928
Accounts receivable	4,005
Inventories	1,788
Prepaid expenses and other current assets	292
Property, plant and equipment	6,906
Intangible assets	5,560
Goodwill	5,197

Less: Liabilities
Current liabilities	(6,521)
Other long-term liabilities	(147)
Non-controlling interest	(3,300)

Purchase price	$14,708

Armstrong Packaging Limited

On July 8, 2014, the Company acquired 100% of Armstrong Packaging Limited (“Armstrong”) for an aggregate purchase price of approximately $12,747 in cash. The Company acquired Armstrong to expand the Company’s global platform for luxury packaging, gift sets, travel retail, and commemorative editions. Armstrong’s product development and rigid box manufacturing complements the Company’s existing manufacturing, creative design, project management, and global sourcing capabilities.

The preliminary purchase price was allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The fair value estimates for the assets acquired and liabilities assumed for the acquisition were based on estimates and analysis using widely recognized valuation models. Adjustments may be made to the estimated fair values during the measurement period as the Company obtains additional information.

Goodwill is comprised of expected synergies from combining Armstrong’s operations with that of the Company, reduction in future combined research and development expenses and overall overhead costs. The goodwill is not deductible for income tax purposes.

The operations of Armstrong are included in the Company’s consolidated statements of operations and comprehensive income (loss) since July 8, 2014. For the year ended June 30, 2015, $14,456 is included in the consolidated net sales and $1,905 is included in consolidated net income (loss).

The preliminary allocation of the purchase price to the fair value and related tax effects of the assets and liabilities assumed pending finalization of, but not limited to, tangible and intangible assets is as follows:

Assets
Cash and cash equivalents	$3,866
Accounts receivable	2,986
Inventories	2,844
Prepaid expenses and other current assets	352
Property, plant and equipment	1,474
Other long-term assets	125
Goodwill	3,446

Less: Liabilities
Current liabilities	(2,346)

Preliminary purchase price	$12,747

Presentation Products Group

On February 28, 2015, the Company acquired 100% of the outstanding Class A Common Units of Presentation Products Group (“Presentation Products”) for an aggregate purchase price of approximately $15,615 in cash. The Company acquired Presentation Products to expand its manufacturing operations and sourcing expertise in rigid packaging.

The preliminary purchase price was allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The fair value estimates for the assets acquired and the liabilities assumed for the acquisition were based on estimates and analysis using widely recognized valuation models. Adjustments may be made to the estimated fair values during the measurement period as the Company obtains additional information.

The preliminary purchase price allocation included acquired intangible assets related to customer relationships. Goodwill is comprised of expected synergies from combining Presentation Products operations with that of the Company, reduction in future combined research and development expenses and overall overhead costs. The goodwill is not deductible for income tax purposes.

The operations of Presentation Products are included in the Company’s consolidated statements of operations and comprehensive income (loss) since February 28, 2015. For the year ended June 30, 2015, $12,529 is included in consolidated net sales and $250 is included in consolidated net income.

The preliminary allocation of the purchase price to the fair value and related tax effects of the assets and liabilities assumed pending finalization of, but not limited to, tangible and intangible assets is as follows:

Assets
Cash and cash equivalents	$1,621
Accounts receivable	7,355
Inventories	7,947
Prepaid expenses and other current assets	807
Property, plant and equipment	1,259
Intangibles	6,973
Goodwill	2,664

Less: Liabilities
Current liabilities	(7,496)
Other long-term liabilities	(5,515)

Preliminary purchase price	$15,615

AGI Shorewood

On November 21, 2014, the Company acquired the Non-European Folding Carton and Lithographic Printing Business of AGI Global Holdings Coöperatief U.A. and the US Folding Carton and Lithographic Printing Business of Atlas AGI Holdings LLC (collectively, “ASG”) for an aggregate purchase price of approximately $134,309 in cash. The Company acquired ASG to further expand the Company’s global network and customer base.

The preliminary purchase price was allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The fair value estimates for the assets acquired and liabilities assumed were based on estimates and analysis using widely recognized valuation methods. Adjustments may be made to the estimated fair values during the measurement period as the Company’s obtains additional information.

The preliminary purchase price allocation included acquired intangible assets related to developed technology and customer relationships. Goodwill is comprised of expected synergies from combining ASG’s operations with that of the Company, reduction in future combined research and development expenses and overall overhead costs. The goodwill is not deductible for income tax purposes.

The operations of ASG are included in the Company’s consolidated statements of operations and comprehensive income (loss) since November 21, 2014. For the year ended June 30, 2015, $173,936 is included in the consolidated net sales and $4,974 is recorded in consolidated net income.

The preliminary allocation of the purchase price to the fair value and related tax effects of the assets and liabilities assumed pending finalization of, but not limited to, tangible and intangible assets is as follows:

Assets
Cash and cash equivalents	$19,401
Accounts receivable	76,435
Inventories	33,312
Prepaid expenses and other current assets	6,795
Deferred income taxes	15,256
Property, plant and equipment	49,683
Other long-term assets	3,610

Less: Liabilities
Current liabilities	(64,130)
Other long-term liabilities	(6,568)

Preliminary purchase price	$133,794

Pro Forma Financial Information (Unaudited)

Unaudited pro forma net sales, net income (loss) and earnings (loss) per share data, calculated under the premise that the acquisitions of IPS, Jet, Chesapeake, Armstrong, Presentation Products and the MDP Transaction occurred at the beginning of the earliest period presented, are as follows:

	For the year ended June 30, 2015	For the year ended June 30, 2014
Net sales	$1,807,513	$1,902,429
Net income (loss)	14,172	(120,420)
Earnings (loss) per share
Basic	.22	(1.94)
Diluted	.22	(1.94)
Weighted average shares outstanding
Basic	61,939,432	61,939,432
Diluted	61,939,432	61,939,432

CD Cartondruck AG

The Company has contingent consideration relating to the June 9, 2011 purchase of CD Cartondruck AG (“Cartondruck”), of $2,136 payable on June 9, 2016. The value of the contingent consideration is being recorded as future compensation expense on a straight-line basis over the period of a required employment agreement. Compensation expense of $427, $374, $53 and $427 for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013, and the year ended June 30, 2013, respectively, is recorded in selling, general and administrative expenses in the consolidated statements of operations and comprehensive income (loss). The contingent consideration is subject to satisfaction of certain employment contingencies. The Company has a restricted cash balance in the amounts of $1,946 and $2,425 at June 30, 2015 and June 30, 2014, respectively, which is recorded in other assets on the accompanying consolidated balance sheets.

Additionally, with the purchase of Cartondruck, there could also be an additional payment (the “Earnout”), which is based on the future performance of the acquired company. The Earnout will be recorded as future compensation ratably over the period it becomes probable of achievement. The Earnout ranges from $0 to $3,475 based on cumulative earnings before interest, taxes, depreciation and amortization (“EBITDA” as defined in the Share Purchase Agreement) achieved over a five-year period. As of June 30, 2015 and 2014, the Company concluded the Earnout was not probable of achievement and, therefore, no amount has been recognized to date.

Transaction Expenses

Transaction expenses are summarized below for the year ended June 30, 2015, for the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013, and for the year ended June 30, 2013:

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
The Transaction	$579	$16,953	$28,354	$—
The Merger	5,138	18,889	—	—
Jet	428	549	—	—
IPS	69	566	—	—
Armstrong	202	—	—	—
ASG	4,861	—	—	—
Presentation Products	257	—	—	—
Other transaction related expenses	2,096	1,887	16	3,080

Transaction expenses	$13,630	$38,844	$28,370	$3,080